Goodwill	6 Months Ended
Apr. 30, 2023
Intangible assets and goodwill [abstract]
Goodwill
NOTE 9:  GOODWILL

Goodwill by Segment
(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail 1	Wealth Management and Insurance	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2021	$900	$13,134	$1,924	$274	$16,232

Foreign currency translation adjustments and other	2	1,329	80	13	1,424

Carrying amount of goodwill as at October 31, 2022 2	$902	$14,463	$2,004	$287	$17,656
Additions	–	–	–	698	698

Foreign currency translation adjustments and other	–	(92)	(6)	(73)	(171)
Carrying amount of goodwill as at April 30, 2023 2	$902	$14,371	$1,998	$912	$18,183

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at April 30, 2023 and October 31, 2022 was nil.